STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended
	Dec. 04, 2020	Dec. 31, 2020
Sale of Units, net of underwriting discounts and offering expenses (in shares)		23,000,000
Over-allotment option
Sale of Units, net of underwriting discounts and offering expenses (in shares)	3,000,000
Private Placement
Sale of Private Placement Warrants (in shares)	6,000,000
Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)	6,000,000